Contract liability - Movement of contract liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liability
Balance - Beginning of year	$ 31,721	$ 55,193
Proceeds from contract liability	(56)	(1,326)
Accretion on the contract liability's financing component	7,850	9,302
Cumulative catch-up adjustment	(78)	(34,581)
Currency translation adjustment	3,016	3,133
Balance - End of year	42,453	31,721
Current portion	109	21
Non-current portion	42,344	31,700
Contract liability	$ 42,453	31,721
Decrease in expected production for certain of the mining sites resulted in a catch-up adjustment		$ 33,600